Derivative instruments and hedging activities - Volume of derivative activity in statement of financial position (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Derivatives, Fair Value [Line Items]
Total notional	[1]	¥ 3,838,432,000	¥ 3,159,018,000
Derivative assets, Fair value		18,363,000	18,162,000
Derivative liabilities, Fair value	[1]	18,336,000	17,739,000
Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value		10,119	5,319
Derivatives used for trading and non-trading purposes [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	3,835,440,000	3,156,707,000
Derivative assets, Fair value	[2]	18,362,000	18,160,000
Derivative liabilities, Fair value	[1],[2]	18,156,000	17,651,000
Derivatives used for trading and non-trading purposes [Member] | Equity contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	39,203,000	34,526,000
Derivative assets, Fair value	[2]	1,065,000	974,000
Derivative liabilities, Fair value	[1],[2]	1,610,000	1,457,000
Derivatives used for trading and non-trading purposes [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	3,423,357,000	2,769,546,000
Derivative assets, Fair value	[2]	12,799,000	11,938,000
Derivative liabilities, Fair value	[1],[2]	12,065,000	10,865,000
Derivatives used for trading and non-trading purposes [Member] | Credit contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	35,007,000	37,572,000
Derivative assets, Fair value	[2]	276,000	443,000
Derivative liabilities, Fair value	[1],[2]	358,000	514,000
Derivatives used for trading and non-trading purposes [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	337,616,000	314,763,000
Derivative assets, Fair value	[2]	4,219,000	4,804,000
Derivative liabilities, Fair value	[1],[2]	4,120,000	4,814,000
Derivatives used for trading and non-trading purposes [Member] | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	257,000	300,000
Derivative assets, Fair value	[2]	3,000	1,000
Derivative liabilities, Fair value	[1],[2]	3,000	1,000
Derivatives designated as formal fair value or net investment accounting hedges [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1]	2,992,000	2,311,000
Derivative assets, Fair value		1,000	2,000
Derivative liabilities, Fair value	[1]	180,000	88,000
Derivatives designated as formal fair value or net investment accounting hedges [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1]	2,828,000	2,166,000
Derivative assets, Fair value		0
Derivative liabilities, Fair value	[1]	180,000	88,000
Derivatives designated as formal fair value or net investment accounting hedges [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1]	164,000	145,000
Derivative assets, Fair value		1,000	2,000
Derivative liabilities, Fair value	[1]	¥ 0

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]
T
he amounts reported include derivatives used for
non-trading
purposes other than those designated as fair value or net investment accounting hedges. These amounts have not been separately presented since such amounts were not significant as of March 31, 2022 and March 31, 2023.